Additional Historical Background Information on Target's Nantong Acquisition	6 Months Ended
Jun. 30, 2012
Additional Historical Background Information On Target'S Nantong Acquisition [Text Block]

Note 9 – Additional Historical Background Information on Target’s Nantong Acquisition

On January 12, 2011, Jiangsu Yahui Light Alloy Technology Co. Ltd. (the “Yahui”), currently a wholly-owned subsidiary of the Target, signed an equity transfer agreement with Trade Union International Inc. (“Trade Union International”), a company registered in California, United States of America (the “U.S.A”) which holds 100% equity of Trade Union Aluminum and 100% equity of Trade Union Auto Parts, respectively. Both Trade Union Aluminum and Trade Union Auto Parts are registered in Jiangsu Province, China. On January 12, 2011, Trade Union International agreed to transfer 70% of its equity ownership in both Trade Union Aluminum and Trade Union Auto Parts to Yahui for a consideration of $9.44 million (RMB60 million). Yahui promised to assume all liabilities of both Trade Union Aluminum and Trade Union Auto Parts existing at and after the agreement signing date. The consideration payments are to be in five installments. The first installment shall be made to Trade Union International after the above mentioned equity transfer has been completed and registered at local State Administration of Industrial and Commerce of China, but no later than January 24, 2011. Trade Union International also agreed to wire the installment to Trade Union Aluminum within five days after it receives the first installment to repay the accounts payable it owed to Trade Union Aluminum. Afterwards the second installment shall be paid to Trade Union International within 5 days after the aforementioned wire, and likewise Trade Union International shall wire the second installment to Trade Union Aluminum. Remaining three installments payments shall follow the same payment pattern.

On March 21, 2011 the aforementioned equity transfer was registered at local State Administration of Industrial and Commerce of China and as such Yahui held 70% equity ownership in both Trade Union Aluminum and Trade Union Auto Parts. Yahui owns the 70% ownership of Trade Union Aluminum and Trade Union Auto Parts since then under the PRC laws and regulations. Yahui designated a Control Group’s (Mr. Weidong Guo, Mr. Weizhong Guo, and Mr. Yahui Guo collectively as the “Control Group”) family member to act as the chairman of the board in, and has exerted its control in the business operation of, both companies since March 2011. At that time, Mr. Weidong Guo and Mr. Weizhong Guo own 55% and 45% equity interest of Jiangsu Yuantong Auto Parts Production Co., Ltd. (“Yuantong Auto Parts”, a subsidiary of the Target), respectively, and Mr. Yahui Guo owns 70% equity interest of Yahui. However, none of consideration payments have been executed so far because Trade Union International filed bankruptcy (Chapter 11) in the U.S. on January 31, 2011, and all of its assets and liabilities went into bankruptcy court monitoring. The court approval of the equity transfer transaction was received on August 15, 2011, but required Yahui to wire the installments to accounts under bankruptcy court monitoring. Yahui has not made the required payments. Thus it has been determined under U.S. law and U.S. GAAP that the above equity transfer agreement has not been completed, and the equity transfer does not constitute a business combination, and Trade Union Aluminum and Trade Union Auto Parts were still legally owned by Trade Union International under U.S.A laws and regulations, and assets are to be disposed by the bankruptcy court. Yahui is unable to consolidate both Trade Union Aluminum and Trade Union Auto Parts in its financial statements, since title has not passed to Yahui.

As of August 15, 2012 the above-mentioned bankruptcy case has not been concluded so it is still uncertain whether Yahui will obtain the 70% equity in both Trade Union Aluminum and Trade Union Auto Parts. In spite of this, Yahui has promised in the equity transfer agreement with Trade Union International to assume liabilities of both Trade Union Aluminum and Trade Union Auto Parts existing at and after January 12, 2011. It is also uncertain whether the obligation still holds until Yahui legally owns 70% equity in both Trade Union Aluminum and Trade Union Auto Parts.

For the purpose of overseas listing, the Control Group set up the Target on March 20, 2012. The Target holds 100% equity of Lightning Stone Investment Holdings Limited (BVI) and Prometheus Century Investment Holdings Limited (BVI). Lightning Stone Investment Holdings Limited (BVI) was incorporated by Target on March 14, 2012. Prometheus Century Investment Holdings Limited (BVI) was incorporated by Target on March 14, 2012. Prime-Rose Investments (Hong Kong) Limited was formed on March 20, 2012 for the purpose of conducting trading to distribution channel customers. It is 100% held by Lightning Stone Investment Holdings Limited (BVI). Global Union Motors (Hong Kong) Limited was formed on March 20, 2012 for the purpose of conducting trading to brand name OEM customers. It is 100% held by Prometheus Century Investment Holdings Limited (BVI). On June 10, 2012 Prime-Rose (Hong Kong) Limited signed an equity transfer agreement with Yuantong’s shareholders to acquire 100% of the ownership in Yuantong Auto Parts. On June 29, 2012, Global Union Motors (Hong Kong) Limited signed an equity transfer agreement with Yahui’s shareholders to acquire 100% ownership in Yahui.